Interest, advances, promissory notes payable and loan payable	12 Months Ended
Dec. 31, 2023
Interest Advances Promissory Notes Payable And Loan Payable
Interest, advances, promissory notes payable and loan payable

4. Interest, advances, promissory notes payable and loan payable

a)	Promissory notes payable to related parties

A summary of activities of promissory notes payable to related parties is as follows:

 Schedule of activity of promissory notes payable to related parties

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2021	$3,041,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2022 and December 31, 2023	$3,091,966

a)        Promissory notes payable to related parties (continued)

A summary of the promissory notes payable to related parties is as follows:

Schedule of activity of promissory notes payable to related party

Promissory Notes Payable to Related Parties	December 31, 2023	December 31, 2022
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,525,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$3,091,966

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

b)	Promissory notes payable

A summary of activities of promissory notes payable is as follows:

 Summary of activities of promissory notes payable

Promissory Notes Payable	Carrying Value
Balance, December 31, 2021	$2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction	(50,000)
Balance, December 31, 2022 and December 31, 2023	$2,163,368

A summary of the promissory notes payable is as follows:

Summary of the promissory notes payable

Promissory Notes Payable	December 31, 2023	December 31, 2022
Unsecured promissory notes payable, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912
Total Promissory Notes Payable	$2,163,368	$2,163,368

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

c)	Interest payable

A summary of interest payable activity is as follows:

Summary of interest payable activity

Interest Payable	Carrying Value
Balance, December 31, 2021	$4,110,647
Interest incurred on promissory notes payable	542,834
Transferred from lines of credit interest	9,250
Balance, December 31, 2022	4,662,731
Interest incurred on promissory notes payable	531,418
Interest payable retired through issuance of shares	(24,000)
Balance, December 31, 2023	$5,170,149

On March 9, 2023, the Company issued 12,000,000 ordinary shares to four individuals pursuant to the exercise of warrants at a price of $0.002 per share, which were applied against interest payable, for an aggregate $24,000 (note 6(b)(i)).

Interest payable is due as follows:

 Schedule of Interest payable is due to related

Interest Payable	December 31, 2023	December 31, 2022
Interest payable to related parties	$1,848,079	$1,534,006
Interest payable	3,322,070	3,128,725
	$5,170,149	$4,662,731

The payment terms, security and any interest payable are based on the underlying promissory notes payable that the Company has outstanding.

d)	Loan payable

Initial Agreement

On September 6, 2022, ALR Singapore entered into a loan agreement (the “Loan Agreement”) with Kan Wan Chen Pte. Ltd. (“KWC”) whereby ALR Singapore received advances of SGD$2,500,000 from KWC. The loan will mature on March 31, 2024. The loan is secured by a general security interest in the assets of the Company. Any principal owing on maturity will be repaid concurrent with an additional 20% loan bonus, in lieu of any interest or other amounts. Prior to maturity, each unit of the GluCurve Pet CGM sold will result in payment, upon receipt of the proceeds of the sale, to KWC as follows (i) $5 payback of principal owing to KWC and (ii) $5 royalty payment representing consideration for borrowing the principal from KWC. ALR Singapore may redeem the principal at any time prior to the launch of the second generation GluCurve Pet CGM. Any principal repaid prior to this launch will not be subject to the royalty payments.

d)       Loan payable (continued)

A director and Vice President (“VP”) of ALR Singapore is a director and significant shareholder of KWC, therefore KWC is a related party to the Company. The Company assumed the minimum amount payable at maturity would be SGD$3,000,000, which will equal to 120% of the principal amount outstanding of SGD$2,500,000 ($1,779,250).

The fair value measured upon recognition of the loan was determined by using a discounted cash flow analysis. To determine the discounted cash flow, the Company had to determine the discount rate to apply to record the loan at fair value at initial recognition. The discount rate selected at initial recognition has a significant impact on the amount recorded for the initial fair value of the loan. Since KWC is a related party, the Company considered the interest rates of similar long-term debt arrangements with similar terms to determine if the effective interest rate under the loan agreement was comparable to market interest rates. At the time the loan agreement was executed, the Company was in advanced negotiations for the distribution of the GluCurve Pet CGM and the manufacturing of the CGM systems incorporated therein, but they had not entered into any definitive agreements until November 2022.

The effective interest of the loan with the 20% loan bonus was calculated as 13%. Since the GluCurve had not launched upon recognition of the loan and no definitive agreements were in place, the Company excluded the sale of GluCurve Pet CGM units from the cost of borrowing. During the period until June 20, 2023, when the Loan Agreement was amended, the Company had not recognized revenue from the sale of GluCurve Pet CGM units and was unable to determine anticipated level of sales. As a result, the Company excluded the sale of GluCurve Pet CGM units from the cost of borrowing as at December 31, 2023.

The Company determined that the market interest rate on a similar loan would be 18% based on market yield curves. Since the effective interest rate of the loan is below market rates, the Company is deemed to have received a benefit under the loan agreement. Using the market rate, the Company estimated the fair value of the loan received to be SGD$2,339,944 ($1,665,338). The difference between the legal liability of SGD$2,500,000 and the carrying value of SGD$2,339,944, totaling SGD$160,056 ($113,912) has been recorded to additional paid-in capital as a shareholder contribution made by KWC during the year ended December 31, 2022.

First Amendment

On June 20, 2023, the Company and KWC agreed to amend the terms of the KWC Loan Agreement as follows:

●	The loan will mature on September 30, 2024;
●	No repayments are required by the Company until maturity;
●	Interest will accrue at a rate of Singapore prime plus 2% of the principal amount borrowed, effective from January 1, 2023. Interest will be payable on maturity;
●	Upon maturity and repayment of the principal and accrued interest, the Company will pay KWC a commercialization success fee equal to SGD$500,000;
●	The royalty repayment structure under the Loan Agreement be waived and no payments, principal, interest or otherwise are due against any sales of the Company, including any sales generated to date; and

d)       Loan payable (continued)

●	The Company may repay the loan in whole at any time, or in part, from time to time, at its discretion, without penalty; however, the full commercialization success fee will be payable, irrespective of the amount of interest accrued, or when the loan principal is repaid.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (19%) was established based on the carrying value of the debt and the revised cash flows.

Second Amendment

On July 31, 2023, the Company and KWC agreed to further amend the terms of the KWC Loan Agreement as follows:

●	The loan will mature on December 31, 2024 instead of September 30, 2024; and
●	Interest will accrue at a rate of Singapore prime plus 1% (instead of 2%) of the principal amount borrowed, effective from January 1, 2023. Interest will be payable on maturity.

The change to the terms of the Loan Agreement was determined to be a modification of the debt; therefore, no gain or loss was recognized and instead a new effective interest rate (15%) was established based on the carrying value of the debt and the revised cash flows.

A summary of loan payable activity is as follows:

Summary of loan payable activity

Loan Payable	Carrying Value
Balance, December 31, 2021	$—
Loan proceeds received (SGD$2,500,000)	1,779,250
Proceeds allocated to additional paid-in capital as benefit	(113,912)
Accreted interest on loan	23,315
Borrowing cost (recorded in interest expense)	72,834
Foreign exchange adjustment	81,495
Balance, December 31, 2022	1,842,982
Accreted interest on loan	48,020
Borrowing cost (recorded in interest expense)	150,010
Accrued interest (recorded in interest expense)	111,676
Foreign exchange adjustment	35,827
Balance, December 31, 2023	$2,188,515

At December 31, 2022, the loan payable balance of $1,842,982 is classified as long-term liabilities. At December 31, 2023, the loan payable balance of $2,188,515 is classified as current liabilities.

e)	Interest expense

During the year ended December 31, 2023, the Company incurred interest expense of $2,591,543 (2022 - $6,350,401) (2021 - $5,468,328) as follows:

 Summary of incurred interest expense

Year Ended December 31,	2023	2022	2021
Interest expense incurred related to the:
● lines of credit payable, as shown in note 5;	1,644,027	1,596,667	1,402,187
● promissory notes (notes 4(a), 4(b) and 4(c));	531,418	542,834	527,336
● borrowing costs on loan payable to KWC (notes 4(d) and 8);	150,010	72,834	—
● accrued interest on loan payable to KWC (notes 4(d) and 8);	111,676	—	—
● accreted interest on loan payable to KWC (notes 4(d) and 8);	48,020	23,315	—
● calculation of imputed interest on promissory notes payable, which had no stated interest rate;	34,431	104,494	112,339
● other items;	1,961	5,351	1,346
● grant of options as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 7 and 8); and	$—	$4,004,906	$—
● modification of options held by the CEO and the VP of the Company that were granted in connection with financing provided to the Company (notes 7 and 8)	—	—	3,425,120
Total interest expenses	$2,521,543	$6,350,401	$5,468,328